FSB Bancorp, Inc. (Parent Company Only) Financial Information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 290	$ 938
Adjustments to reconcile net income to net cash flows from operating activities:
Stock based compensation	133
Decrease in accrued interest receivable	172	(3)
Net increase in other liabilities	(585)	675
Net cash flows from operating activities	(256)	3,562
Cash flows from investing activities
Proceeds from maturities and calls of securities available-for-sale	1,250	7,334
Net cash flows from investing activities	(37,827)	(18,590)
Cash flows from financing activities
Proceeds from stock conversion and offering		8,990
Effect of stock repurchase plan	(1,062)
Net cash flows from financing activities	41,073	16,288
Net (decrease) increase in cash and cash equivalents	2,990	1,260
Cash and Cash Equivalents - Beginning	7,407	6,147
Cash and Cash Equivalents - Ending	10,397	7,407
Parent company
Cash flows from operating activities
Net income	290	938
Adjustments to reconcile net income to net cash flows from operating activities:
Equity in undistributed earnings of banking subsidiary	(562)	(1,007)
Stock based compensation	133
Decrease in accrued interest receivable		8
Net increase in other liabilities	4
Net cash flows from operating activities	(135)	(61)
Cash flows from investing activities
Proceeds to banking subsidiary		(7,300)
Proceeds from maturities and calls of securities available-for-sale		1,000
Payments received on ESOP loan	33	33
Net cash flows from investing activities	33	(6,267)
Cash flows from financing activities
Proceeds from stock conversion and offering		8,944
Effect of stock repurchase plan	(1,062)
Net cash flows from financing activities	(1,062)	8,944
Net (decrease) increase in cash and cash equivalents	(1,164)	2,616
Cash and Cash Equivalents - Beginning	2,881	265
Cash and Cash Equivalents - Ending	$ 1,717	$ 2,881